Material partly-owned subsidiaries (Details 3) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Net cash flows used in operating activities	S/ 203,628	S/ 250,408	S/ 241,679
Net cash flows (used in) provided from investing activities	(98,825)	(70,639)	(135,627)
Net cash flows provided from financing activities	(105,344)	(185,426)	(177,537)
Fosfatos Del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Net cash flows used in operating activities		(2,611)	(17,332)
Net cash flows (used in) provided from investing activities		(6,410)	(22,352)
Net cash flows provided from financing activities		5,953	39,200
Net (decrease) increase in cash and cash equivalents		(3,068)	(484)
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Net cash flows used in operating activities	(1,965)	(4,134)	(3,870)
Net cash flows (used in) provided from investing activities			83
Net cash flows provided from financing activities	1,405	4,250	4,100
Net (decrease) increase in cash and cash equivalents	S/ (560)	S/ 116	S/ 313